Employee costs and share plans for employees (Tables)	12 Months Ended
Dec. 31, 2024
Employee costs and share plans for employees
Schedules of employee numbers

	2024	2023	2022
Employees
UK	11,100	10,700	9,800
Rest of Europe	25,500	23,000	20,600
The Americas	24,700	22,400	20,900
Asia, Africa & Australasia	31,600	30,300	30,700
Continuing operations	92,900	86,400	82,000

Schedule of employee costs

	2024	2023	2022
	$m	$m	$m
Wages and salaries	10,340	9,341	8,656
Social security costs	1,224	1,100	991
Pension costs	614	537	546
Other employment costs	1,531	1,357	1,338
Total	13,709	12,335	11,531

Schedule of reconciliation of outstanding share-based payment instruments

	The AstraZeneca Performance Share Plan		The AstraZeneca Global Restricted Stock Plan			The AstraZeneca Restricted Share Plan		The AstraZeneca Extended Incentive Plan
	Ordinary Shares	ADR Shares	Ordinary Shares	ADR Shares	[1]	Ordinary Shares	ADR Shares	Ordinary Shares	ADR Shares
	ʼ000	ʼ000	ʼ000	ʼ000		ʼ000	ʼ000	ʼ000	ʼ000
Outstanding at 1 January 2022	3,459	5,178	2,028	9,541		255	763	282	195
Granted	1,059	2,339	1,237	6,478		75	216	–	–
Forfeited	(132)	(570)	(190)	(1,627)		(25)	(136)	(23)	–
Cancelled	–	–	–	(3)		–	–	–	–
Exercised	(756)	(1,223)	(606)	(2,706)		(72)	(165)	–	–
Outstanding at 31 December 2022	3,630	5,724	2,469	11,683		233	678	259	195
Granted	976	2,071	1,185	6,343		208	436	71	95
Forfeited	(148)	(437)	(187)	(1,417)		(20)	(59)	(8)	–
Cancelled	–	–	–	(3)		–	–	–	(34)
Exercised	(813)	(1,470)	(570)	(2,738)		(86)	(288)	(107)	(9)
Outstanding at 31 December 2023	3,645	5,888	2,897	13,868		335	767	215	247
Granted	1,064	2,250	1,262	7,014		100	699	–	–
Forfeited	(137)	(400)	(235)	(1,414)		(8)	(57)	(31)	–
Cancelled	(2)	(2)	–	(6)		(1)	–	–	–
Exercised	(999)	(1,586)	(755)	(3,296)		(88)	(352)	(22)	–
Outstanding at 31 December 2024	3,571	6,150	3,169	16,166		338	1,057	162	247

1	Shares issued to Alexion employees under the GRSP are covered under the Alexion employee share award below.

Schedule of weighted average fair values of share-based payment instruments granted

	The AstraZeneca Performance Share Plan			The AstraZeneca Global Restricted Stock Plan		The AstraZeneca Restricted Share Plan		The AstraZeneca Extended Incentive Plan
	WAFV	[1]	WAFV	WAFV	WAFV	WAFV	WAFV	WAFV	WAFV
	pence		$	pence	$	pence	$	pence	$
WAFV of 2022 grants	8328		55.73	9167	61.21	9894	63.35	–	–
WAFV of 2023 grants	9929		59.95	10822	65.38	11135	65.37	11748	74.78
WAFV of 2024 grants	9028		57.99	10085	64.91	11111	75.23	–	–

1	Weighted average fair value.